Note 4 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings (Details)		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commercial And Industrial [Member]
Number of contracts	6	4	5
Pre-modification outstanding recorded investment	$ 434,000	$ 127,000	$ 610,000
Post-modification outstanding recorded investment	$ 434,000	$ 127,000	$ 610,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	6	5	4
Pre-modification outstanding recorded investment	$ 515,000	$ 256,000	$ 166,000
Post-modification outstanding recorded investment	$ 535,000	$ 256,000	166,000
Real Estate Construction Porfolio Segment [Member]
Number of contracts	1
Pre-modification outstanding recorded investment	$ 181,000
Post-modification outstanding recorded investment	$ 181,000		$ 1
Commercial Real Estate Portfolio Segment [Member]
Number of contracts	1		1
Pre-modification outstanding recorded investment	$ 270,000		$ 311,000
Post-modification outstanding recorded investment	$ 270,000		$ 311,000
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	6	4	5
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	5	5	4
Extended Maturity [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts	1
Extended Maturity [Member] | Commercial Real Estate Portfolio Segment [Member]
Number of contracts	1		1
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	1
Other Restructurings [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts
Other Restructurings [Member] | Commercial Real Estate Portfolio Segment [Member]
Number of contracts